Organization and Operations	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Organization and Operations

1. Organization and Operations

OneMedNet Corporation (the “Company”) is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company was incorporated in Delaware on September 20, 2006. The Company has been solely focused on creating solutions that simplify digital medical image management, exchange, and sharing. The Company has one wholly-owned subsidiary, OneMedNet Technologies (Canada) Inc., incorporated on October 16, 2015 under the provisions of the Business Corporations Act of British Columbia whose functional currency is the Canadian dollar. The Company’s headquarters location is Eden Prairie, Minnesota.

On November 7, 2023, as contemplated by the Company, Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Data Knights, LLC, the Merger Sub’s sponsor merged with and into OneMedNet Corporation, with OneMedNet Corporation surviving the merger. The Business Combination is further described in Note 3, Business Combination.

Data Knights Acquisition Corp Merger

On November 7, 2023, we consummated a merger (the “Merger”) following the approval at the special meeting of the shareholders of Data Knights Acquisition Corp., a Delaware corporation held on October 17, 2023 (the “Special Meeting”), Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of Data Knights Acquisition Corp., a Delaware corporation (“Data Knights”), consummated a merger (the “Merger”) with and into OneMedNet Solutions Corporation (formerly named OneMedNet Corporation), a Delaware corporation (“OneMedNet”) pursuant to an agreement and plan of merger, dated as of April 25, 2022 (the “Merger Agreement”), by and among Data Knights, Merger Sub, OneMedNet, Data Knights, LLC, a Delaware limited liability company (“Sponsor” or “Purchaser Representative”) in its capacity as the representative of the stockholders of Data Knights, and Paul Casey in his capacity as the representative of the stockholders of OneMedNet (“Seller Representative”). Accordingly, the Merger Agreement was adopted, and the Merger and other transactions contemplated thereby (collectively, the “Business Combination”) were approved and completed.

The Business Combination was accounted for as a as a reverse recapitalization with OneMedNet as the accounting acquirer under the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Accordingly, the financial statements of the combined company represent a continuation of the financial statements of OneMedNet.

On June 28, 2023, the Company and Data Knights entered into a Securities Purchase Agreement (the “SPA”) with certain investors (collectively referred to herein as the “Purchasers”) for PIPE financing in the aggregate original principal amount of $1,595,744.70 and the purchase price of $1.5 million. Pursuant to the Securities Purchase Agreement, Data Knights will issue and sell to each of the Purchasers, a new series of senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of Common Stock at the Purchasers election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the Conversion Date. The Purchasers’ $1.5 million investment in the PIPE Notes closed and funded contemporaneous to the Closing of the Business Combination.

Effective immediately prior to the Closing, OneMedNet, Inc. issued the PIPE Notes to the Purchasers under the private offering exemptions under Securities Act of 1933, as amended (the “Securities Act”).

Risks and Uncertainties

The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, dependence on key personnel, and protection of proprietary technology.

As previously reported on Form 8-K on February 9, 2024, the Company received written notice (the “Nasdaq Notice”), dated February 7, 2024, from the Nasdaq Stock Market (“Nasdaq”) indicating that for the preceding 30 consecutive business days, the market value of the Company’s listed securities (“MVLS”) did not maintain a minimum market value of $50,000,000 (the “Minimum MVLS Requirement”) as required by Nasdaq Listing Rule 5450(b)(2)(A). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has a compliance period of 180 calendar days, or until August 5, 2024, to regain compliance with the Minimum MVLS Requirement. Compliance may be achieved if the Company’s MVLS closes at $50,000,000 or more for a minimum of ten consecutive business days at any time during the 180-day compliance period, in which case Nasdaq will notify the Company of its compliance and the matter will be closed.

If the Company does not regain compliance with the Minimum MVLS Requirement by August 5, 2024, Nasdaq will provide written notification to the Company that its common stock is subject to delisting. At that time, the Company may appeal the relevant delisting determination to a hearings panel pursuant to the procedures set forth in the applicable Nasdaq Listing Rules. However, there can be no assurance, if the Company does appeal the delisting determination by Nasdaq to the hearings panel, that such appeal would be successful. In such event, the Company may also seek to apply for a transfer to The Nasdaq Global Market if it meets the requirements for continued listing thereon. The Nasdaq Notice received have no immediate effect on the Company’s continued listing on the Nasdaq Global Market or the trading of Company’s common stock, subject to the Company’s compliance with the other continued listing requirements. The Company is presently evaluating potential actions to regain compliance with all applicable requirements for continued listing on the Nasdaq Global Market. There can be no assurance that the Company will be successful in maintaining the listing of its common stock on the Nasdaq Global Market.